Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Balance at the beginning		₨ 558,067.4	₨ 913,521.0	₨ 538,842.2
Net change in translation reserve – equity accounted investees (net)	$ 13.6	1,026.1	(586.1)	4,044.2
Balance at the end	7,903.7	598,034.7	558,067.4	913,521.0
Currency translation reserve [Member]
Balance at the beginning	375.2	28,388.6	49,388.8	(50,933.2)
Exchange differences arising on translating the net assets of foreign operations (net)	290.7	22,007.8	(20,414.1)	96,211.5
Net change in translation reserve – equity accounted investees (net)	13.6	1,026.1	(586.1)	4,110.5
Balance at the end	$ 679.5	₨ 51,422.5	₨ 28,388.6	₨ 49,388.8